Intangible Assets - Changes in Intangible Assets and Goodwill (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	[1]	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			$ 190,772	$ 158,138
Amortization expense			(3,295)	(2,696)	$ (2,694)
Ending balance	$ 8,475		143,218	190,772	158,138
Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			75,756	75,396
Ending balance			73,952	75,756	75,396
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			85,704	57,351
Ending balance			45,522	85,704	57,351
Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			9,044	8,073
Ending balance			12,898	9,044	8,073
Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,265	1,413
Ending balance			1,483	1,265	1,413
Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			171,769	142,233
Ending balance			133,855	171,769	142,233
Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			3,884	4,247
Ending balance			4,602	3,884	4,247
Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			10,336	9,192
Ending balance			169	10,336	9,192
Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,038	1,168
Ending balance			1,037	1,038	1,168
Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			3,745	1,298
Ending balance			3,555	3,745	1,298
Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			19,003	15,905
Ending balance			9,363	19,003	15,905
Accumulated depreciation, amortisation and impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(12,898)	(10,032)	(8,961)
Amortization expense			(3,295)	(2,696)	(2,694)
Business disposals			(4,337)
Disposals			370	1,152	890
Effect of movements in exchange rates			968	(1,227)	787
Changes in value on the recognition of inflation effects			(78)	(95)	(54)
Impairment			(36)
Ending balance			(10,632)	(12,898)	(10,032)
Accumulated depreciation, amortisation and impairment | Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment			(36)
Ending balance			(36)
Accumulated depreciation, amortisation and impairment | Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Impairment			(36)
Ending balance			(36)
Accumulated depreciation, amortisation and impairment | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(7,021)	(6,414)	(6,469)
Amortization expense			(1,519)	(1,312)	(1,473)
Business disposals			(276)
Disposals			161	992	789
Effect of movements in exchange rates			578	(193)	792
Changes in value on the recognition of inflation effects			(78)	(94)	(53)
Ending balance			(7,603)	(7,021)	(6,414)
Accumulated depreciation, amortisation and impairment | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(3,152)	(1,608)	(827)
Amortization expense			(1,113)	(915)	(791)
Business disposals			(4,010)
Disposals			0	157
Effect of movements in exchange rates			188	(786)	10
Changes in value on the recognition of inflation effects					0
Ending balance			(67)	(3,152)	(1,608)
Accumulated depreciation, amortisation and impairment | Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(939)	(838)	(736)
Amortization expense			(116)	(104)	(102)
Business disposals			0
Disposals			0	3
Effect of movements in exchange rates			(15)
Changes in value on the recognition of inflation effects					1
Ending balance			(1,040)	(939)	(838)
Accumulated depreciation, amortisation and impairment | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(1,786)	(1,172)	(929)
Amortization expense			(547)	(365)	(328)
Business disposals			(51)
Disposals			209	0	101
Effect of movements in exchange rates			187	(248)	(15)
Changes in value on the recognition of inflation effects			0	(1)
Ending balance			(1,886)	(1,786)	(1,172)
Accumulated depreciation, amortisation and impairment | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			(12,898)	(10,032)	(8,961)
Amortization expense			(3,295)	(2,696)	(2,694)
Business disposals			(4,337)
Disposals			370	1,152	890
Effect of movements in exchange rates			968	(1,227)	787
Changes in value on the recognition of inflation effects			(78)	(95)	(54)
Ending balance			(10,596)	(12,898)	(10,032)
Gross carrying amount
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			203,670	168,170	164,462
Additions			3,405	2,232	2,517
Acquisitions from business combinations (see Note 4)			4,302	37,335	8,879
Changes in fair value of past acquisitions			455	398
Business disposals			(46,412)	10
Disposals			(597)	(925)	(1,133)
Effect of movements in exchange rates			(7,998)	(2,860)	(5,468)
Changes in value on the recognition of inflation effects			70	80	62
Impairment			(4,995)	(770)	(1,149)
Business combinations from disposals			1,950
Ending balance			153,850	203,670	168,170
Gross carrying amount | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			75,756	75,396	76,649
Additions				0	2
Effect of movements in exchange rates			(1,568)	(756)	(1,255)
Ending balance			73,952	75,756	75,396
Gross carrying amount | Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			85,704	57,351	52,820
Additions			0	22
Acquisitions from business combinations (see Note 4)			3,918	33,715	7,940
Changes in fair value of past acquisitions			(12,273)	(2,557)
Business disposals			(25,036)
Disposals			(2)	0	(12)
Effect of movements in exchange rates			(3,744)	(2,057)	(2,303)
Impairment			(4,995)	(770)	(1,094)
Business combinations from disposals			1,950
Ending balance			45,522	85,704	57,351
Gross carrying amount | Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			9,044	8,073	8,647
Acquisitions from business combinations (see Note 4)				1,077	65
Transfer of completed development systems			0
Disposals					0
Effect of movements in exchange rates			(810)	(106)	(584)
Impairment				0	(55)
Ending balance			12,934	9,044	8,073
Gross carrying amount | Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,265	1,413	1,376
Additions			4	12	127
Disposals			(2)	(2)	(10)
Effect of movements in exchange rates			45	(158)	(80)
Ending balance			1,483	1,265	1,413
Gross carrying amount | Total Unamortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			171,769	142,233	139,492
Additions			4	34	129
Acquisitions from business combinations (see Note 4)			3,944	35,908	8,005
Changes in fair value of past acquisitions			(4,590)	(2,557)
Business disposals			(28,113)
Transfer of completed development systems			3
Disposals			(4)	(2)	(22)
Effect of movements in exchange rates			(6,077)	(3,077)	(4,222)
Impairment			(4,995)	(770)	(1,149)
Business combinations from disposals			1,950
Ending balance			133,891	171,769	142,233
Gross carrying amount | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			10,905	10,661	10,873
Additions			1,966	672	1,140
Acquisitions from business combinations (see Note 4)					0
Business disposals				10
Transfer of completed development systems			292	65	262
Disposals			(197)	(891)	(973)
Effect of movements in exchange rates			(424)	15	(641)
Ending balance			12,205	10,905	10,661
Gross carrying amount | Customer Relationships
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			13,488	10,800	9,850
Acquisitions from business combinations (see Note 4)			188	0	873
Changes in fair value of past acquisitions			5,162	2,955
Business disposals			(17,788)
Disposals			0	(3)
Effect of movements in exchange rates			(814)	(264)	77
Ending balance			236	13,488	10,800
Gross carrying amount | Alcohol Licenses
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			1,977	2,006	1,897
Additions			261	50	145
Transfer of completed development systems			0	(50)
Disposals			(161)	(29)	(36)
Ending balance			2,077	1,977	2,006
Gross carrying amount | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			5,531	2,470	2,350
Additions			1,174	1,476	1,103
Acquisitions from business combinations (see Note 4)				1,054	1
Transfer of completed development systems			(295)	(15)	(262)
Disposals			(235)	0	(102)
Effect of movements in exchange rates			(683)	466	(682)
Changes in value on the recognition of inflation effects			70	80	62
Ending balance			5,441	5,531	2,470
Gross carrying amount | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance			31,901	25,937	24,970
Additions			3,401	2,198	2,388
Acquisitions from business combinations (see Note 4)				1,427	874
Changes in fair value of past acquisitions			5,045	2,955
Business disposals				10
Transfer of completed development systems			(3)
Disposals			(593)	(923)	(1,111)
Effect of movements in exchange rates			(1,921)	217	(1,246)
Changes in value on the recognition of inflation effects			70	80	62
Ending balance			19,959	31,901	$ 25,937
Gross carrying amount | Coca-Cola FEMSA | Rights to Produce and Distribute Coca-Cola Trademark Products
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)			0	1,116
Business disposals			(12)
Gross carrying amount | Coca-Cola FEMSA | Trademark rights
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)			26
Changes in fair value of past acquisitions			7,683
Business disposals			(3,009)
Transfer of completed development systems			(224)
Gross carrying amount | Coca-Cola FEMSA | Other Indefinite Lived Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Business disposals			(56)
Transfer of completed development systems			227
Gross carrying amount | Coca-Cola FEMSA | Technology Costs and Management Systems
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)			145	$ 373
Business disposals			(482)
Gross carrying amount | Coca-Cola FEMSA | Other
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)			25
Changes in fair value of past acquisitions			(117)
Business disposals			(29)
Gross carrying amount | Coca-Cola FEMSA | Total Amortized Intangible Assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions from business combinations (see Note 4)			358
Business disposals			(18,299)
Discontinued operations
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Ending balance			$ 6,250

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.3